Invested assets and net new money (Detail 2) - USD ($) $ in Billions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	[1]	$ 3,101	$ 3,262
Net new money	[1]	51	59
Market movements	[2]	444	(180)
Foreign currency translation		6	(35)
Other effects		5	(5)
of which: acquisitions / (divestments)		(1)	7
Total invested assets at the end of the year	[1]	3,607	3,101
UBS AG
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	[1]	3,101	3,262
Net new money	[1]	51	59
Market movements	[2]	444	(180)
Foreign currency translation		6	(35)
Other effects		5	(5)
of which: acquisitions / (divestments)		(1)	7
Total invested assets at the end of the year	[1]	$ 3,607	$ 3,101

[1]	Includes double counts.
[2]	Includes interest and dividend income.